Non-Current Liabilities - Employee Benefits (Details) - Schedule of Reconciliations	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	$ 313,227	$ 214,247	$ 1,026,565
Interest cost	16,333	11,172	11,153
Current service cost	19,600	13,406	40,309
Redeemed accrued benefits			(384,273)
Actuarial loss/(gains) from financial assumptions	(3,675)	(2,514)	(340,909)
Foreign exchanges differences	(11,150)	(7,626)	(39,618)
Balance at the end of the year	$ 334,335	$ 228,685	$ 313,227